15. Income Taxes (Details-Reconciliation of tax rate)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Expected federal statutory rate	30.80%	34.00%
State income taxes, net of federal benefit	0.50%	1.20%
Research and development credit	0.30%	0.30%
Foreign earnings taxed at different rates	(0.30%)	(1.00%)
Effect of state operating loss expiration	(0.90%)	(2.30%)
Effect of permanent differences	(4.20%)	(0.00%)
True-ups of state deferred assets	7.70%	(7.40%)
Tax cuts and Jobs Act impact	(103.70%)	(0.00%)
Total effective rate	(69.80%)	24.80%
Change in valuation allowance	68.50%	8.20%
Totals	(1.30%)	33.00%